Summary of Significant Accounting Policies - Summary of Equity Securities without Readily Determinable Fair Value (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Securities without Readily Determinable Fair Value [Line Items]
Upward adjustments	¥ 0		¥ 0
Downward adjustments (including impairment)	0	0	(36,600)
Total unrealized gain (losses)	0	0	¥ (36,600)
Initial cost basis	937,078	872,021
Upward adjustments	3,319	3,319
Downward adjustments (including impairment)	(36,600)	(36,600)
Total carrying value at the end of the period	¥ 903,797	¥ 838,740